Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 53,490,294	$ 55,263,673	$ 42,283,670
Cost of revenue	43,397,756	44,832,347	37,807,297
Gross profit	10,092,538	10,431,326	4,476,373
Capital expenditure	79,273	220,308	144,806
Operating Segments [Member]
Cost of revenue	43,397,756	44,832,347	37,807,297
Gross profit	10,092,538	10,431,326	4,476,373
Interest expenses	602,037	740,400	300,125
Depreciation & amortization	353,208	916,602	877,916
Capital expenditure	81,965	224,528	144,806
Segment assets	134,132,004	134,527,058	116,295,245
Segment profit	2,586,196	(10,692,982)	(10,022,228)
External Customers [Member] | Operating Segments [Member]
Revenues	53,490,294	55,263,673	42,283,670
Consumer product
Cost of revenue	39,009,243	43,427,306	37,411,824
Gross profit	10,001,606	9,983,965	4,487,853
Interest expenses	476,173	265,248	300,125
Depreciation & amortization	237,334	271,536	244,601
Capital expenditure	4,264	11,417	2,489
Segment assets	128,554,402	128,727,344	106,775,636
Segment profit	4,627,986	4,810,563	2,216,371
Consumer product | External Customers [Member]
Revenues	49,010,849	53,411,271	41,899,677
EV [Member]
Cost of revenue	538,226	1,405,041	395,473
Gross profit	(17,601)	447,361	(11,480)
Interest expenses	125,864	475,152	0
Depreciation & amortization	115,874	645,066	633,315
Capital expenditure	77,701	213,111	142,317
Segment assets	4,623,550	5,799,714	9,519,609
Segment profit	(1,713,698)	(15,503,545)	(12,238,599)
EV [Member] | External Customers [Member]
Revenues	520,625	1,852,402	383,993
Biodegradable Packaging [Member]
Cost of revenue	3,850,287	0	0
Gross profit	108,533	0	0
Interest expenses	0	0	0
Depreciation & amortization	0	0	0
Capital expenditure	0	0	0
Segment assets	954,052	0	0
Segment profit	(328,092)	0	0
Biodegradable Packaging [Member] | External Customers [Member]
Revenues	$ 3,958,820	$ 0	$ 0